Document And Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	FURY GOLD MINES LTD
Entity Central Index Key	0001514597
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	80,397,193
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Interactive Data Current	Yes